                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Egerton Capital Limited Partnership
Address: 2 George Yard
         Lombard Street
         London EC3V 1DH
         England

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Armitage
Title:   Managing Director
         Egerton Capital Limited (General Partner)
Phone:   (011) 00441714109090

Signature, Place, and Date of Signing:

    /s/ John Armitage        London, England      July 9, 1999
    __________________       _______________     ______________
       [Signature]            [City, State]          [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $202,635
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
Holdings of US Listed equities held as at 31st March 1999

NAME OF ISSUER            TITLE        CUSIP     VALUE $'000   PRICE      SHARES      PUT/CALL   INVESTMENT     VOTING AUTHORITY
                          OF CLASS                                                    OPTION     DISCRETION
------------------------- ------------ --------- ------------- ---------- ----------- ---------- -------------- ----------------
Airtouch Communications
  Inc                     Common Stock 00949T100     90,829       96.06      945,540             Yes            Sole
Antenna TV SA             ADR          03672N100      8,060       13.00      620,000             Yes            Sole
Business Objects SA       ADR          12328X107     10,566       29.68      356,000             Yes            Sole
Cadiz Inc (CLCI)          Common Stock 127537108     18,287        8.00    2,285,911             Yes            Sole
CBT Group Public
  Limited Company         ADR          124853300     28,085       11.44    2,455,000             Yes            Sole
Minorco SA (Minerals
  & Resources
  Corporation Ltd)        ADR          604340307     21,148       17.00    1,244,000             Yes            Sole
Rostelecom                ADR          778529107      1,618        4.69      345,000             Yes            Sole
United International
  Holdings                Common Stock 910734102     20,945       43.50      481,500             Yes            Sole
Vimpel Communications     ADR          68370R109      1,473       15.50       95,000             Yes            Sole

S&P Option                European     SPXPut           750       25.00          Put             Yes            Sole
S&P Option                European     SPXPut           874       38.00          Put             Yes            Sole

Total                                               202,635

























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